Organization and Description of Business (Details Narrative) - shares			6 Months Ended
	Nov. 17, 2020	Sep. 28, 2020	Nov. 30, 2020	Aug. 17, 2020	May 31, 2020	May 31, 2019
Common stock, authorized			36,000,000	20,000,000	20,000,000	20,000,000
Preferred stock, authorized			1,000,000		1,000,000	1,000,000
Reverse stock split	1-for-8	1-for-6
Reverse stock split effective date	Nov. 20, 2020	Oct. 13, 2020
Simplicity One Brasil Ltd [Member]
Subsidiary ownership percentage			76.00%
Simplicity Happy Valley, LLC [Member]
Subsidiary ownership percentage			79.00%
Simplicity Redmond, LLC [Member]
Subsidiary ownership percentage			79.00%
Simplicity El Paso, LLC [Member]
Subsidiary ownership percentage			51.00%